ENTITY WIDE DISCLOSURES	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
ENTITY WIDE DISCLOSURES
NOTE 16:-	ENTITY WIDE DISCLOSURES

a.	Customers who accounted for over 10% of the total consolidated revenues:

	Year ended December 31,
	2023	2022	2021

Customer A - Sales of manufactured products	13.7%	18.7%	21.2%
Customer B - Sales of manufactured products	14.0%	9.2%	7.9%

b.	Revenues by geographic areas:

Israel	26,735	21,980	18,965
North America	5,198	6,081	6,686
Netherlands	5,673	3,417	4,198
India	6,480	5,925	1,825
Others	2,609	2,247	2,149

	46,695	39,650	33,823